Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2011-4 and Stanwich Mortgage Loan Trust, Series 2011-4RT CIK # Not Applicable
		CitiMortgage	465	119,139,123.40	100.00%	1	585,000.00	0.49%	1	585,000.00	0.49%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			465	119,139,123.40	100.00%	1	585,000.00	0.49%	1	585,000.00	0.49%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%